Income Taxes (Schedule of Provision for Income Tax Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current tax expense:
Federal
State and local	211,205	301,932
Foreign	165,000
Total current tax expense	376,205	301,932
Deferred tax expense (benefit):
Federal
State and local	116,690	(288,130)
Total deferred tax expense (benefit)	116,690	(288,130)
Total income tax expense	$ 492,895	$ 13,802